Note 10 - Derivative Instruments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended				12 Months Ended				10 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Other Expense [Member] Interest Rate Contract [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member] Predecessor [Member] Foreign Exchange Contract [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member] Successor [Member] Foreign Exchange Contract [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Dec. 31, 2012 Predecessor [Member] Interest Rate Contract [Member]	Dec. 31, 2013 Predecessor [Member] Foreign Exchange Contract [Member]	Dec. 31, 2012 Predecessor [Member] Foreign Exchange Contract [Member]	Dec. 31, 2011 Predecessor [Member] Foreign Exchange Contract [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2013 Successor [Member] Foreign Exchange Contract [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Interest Rate Contract [Member]	Dec. 31, 2011 Interest Rate Contract [Member]	Jun. 30, 2012 Interest Rate Contract [Member]	Mar. 31, 2014 Foreign Exchange Contract [Member]	Mar. 31, 2013 Foreign Exchange Contract [Member]	Dec. 31, 2013 Foreign Exchange Contract [Member]	Dec. 31, 2012 Foreign Exchange Contract [Member]
Note 10 - Derivative Instruments (Details) [Line Items]
Derivative, Floor Interest Rate																		5.20%
Derivative, Cap Interest Rate																		6.25%
Derivative, Notional Amount																		$ 100,000
Derivative, Net Hedge Ineffectiveness Gain (Loss)				(13)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	4	(507)			(384)	163		1,462							100				15	(780)		518
Interest Expense, Trading Liabilities																2,364	4,949
Derivative, Fixed Interest Rate																5.20%
Revenues Denominated in U.S. Dollars, Percentage	25.00%		25.00%
Derivative Asset, Notional Amount							9,500												5,000
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax									(387)	128	555	(249)	1,980	115					159	(223)
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months																					$ 163